Financial and capital management - Change in Allowance for Doubtful Accounts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	$ (149)	$ (62)
Additions	(83)	(134)
Usage and reversals	96	47
Balance, December 31	(136)	(149)
Contract assets
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	(59)	(68)
Additions	(9)	(31)
Usage and reversals	48	40
Balance, December 31	(20)	(59)
Current contract assets
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	(29)
Balance, December 31	(6)	(29)
Noncurrent contract assets
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	(30)
Balance, December 31	$ (14)	$ (30)